Employee Benefit Plan, Reconciliation of Financial Statements to Form 5500 (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Reconciliation of Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 64,544,644,885	$ 58,177,827,369
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(86,758,966)	(209,120,157)
Deemed loan distributions	(93,491,704)	(81,709,756)
Net assets per the Form 5500	64,364,394,215	$ 57,886,997,456
EBP, Form 5500 Caption, Reconciliation of Increase in Net Income (Loss) [Abstract]
Increase in net assets available for benefits per the financial statements	6,366,817,516
Change in the adjustment from contract value to fair value for fully benefit-responsive investment contracts	122,361,191
Change in deemed loan distributions	(11,781,948)
Net income per the Form 5500	$ 6,477,396,759